Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 208,715	$ 174,004	$ 150,286
Share-based compensation	97,058	102,848	96,087
Professional services	40,251	37,805	28,999
Travel expenses	38,700	24,752	5,649
Office expenses	25,307	23,930	15,417
Other expenses	54,097	36,191	21,450
Total selling, general and administrative expenses	$ 464,128	$ 399,530	$ 317,888